Consolidated Statement of Changes in Stockholders' Deficit - KRW (₩) ₩ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	₩ 21	₩ 3,327,413	₩ (130,591)	₩ (6,558,168)	₩ (3,361,325)
Balance, shares at Dec. 31, 2015	17,072
Remeasurement of pension liabilities			57,453		57,453
Net loss				(1,283,380)	(1,283,380)
Balance at Dec. 31, 2016	₩ 21	3,327,413	(73,138)	(7,841,548)	(4,587,252)
Balance, shares at Dec. 31, 2016	17,072
Exchange of debt for common stock - post reverse merger	₩ 1,110	4,758,212			4,759,322
Exchange of debt for common stock - post reverse merger, shares	982,361
Conversion of redeemable convertible preferred stock to common stock - pre reverse merger	₩ 128,000	508,007			636,007
Conversion of redeemable convertible preferred stock to common stock - pre reverse merger, shares	12,800
Recapitalization on reverse merger	₩ (111,047)	(4,709,908)			(4,820,955)
Recapitalzation on reverse merger, shares	14,989,084
Private placement	₩ 4,695	2,212,204			2,216,899
Private placement, shares	3,860,000
Stock issuance cost		(129,963)			(129,963)
Warrants issued on professional service		614,350			614,350
Shares issued for stock placement fee	₩ 2,486	(2,486)
Shares issued for stock placement fee, shares	2,200,000
Foreign exchange translation loss			(15,781)		(15,781)
Remeasurement of pension liabilities			32,326		32,326
Net loss				(2,650,990)	(2,650,990)
Balance at Dec. 31, 2017	₩ 25,265	₩ 6,577,829	₩ (56,593)	₩ (10,492,538)	(3,946,037)
Balance, shares at Dec. 31, 2017	22,061,317
Remeasurement of pension liabilities					(7,786)
Net loss					(456,346)
Balance at Jun. 30, 2018					₩ (3,850,561)